Subsidiary guarantee information (Details 2) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Comprehensive income (CHF million)
Net income	2,965	1,685	2,790
Gains/(losses) on cash flow hedges	18	37	(33)
Foreign currency translation	(1,021)	(1,114)	(263)
Unrealized gains/(losses) on securities	(32)	(15)	(18)
Actuarial gains/(losses)	1,044	(50)	(615)
Net prior service cost	(95)	248	395
Other comprehensive income/(loss), net of tax	(86)	(894)	(534)
Comprehensive income/(loss)	2,879	791	2,256
Comprehensive income/(loss) attributable to noncontrolling interests	525	211	882
Comprehensive income/(loss) attributable to shareholders	2,354	580	1,374
Credit Suisse (USA), Inc - Consolidated
Comprehensive income (CHF million)
Net income	862	2,257	557
Gains/(losses) on cash flow hedges	0	0	0
Foreign currency translation	(648)	(575)	50
Unrealized gains/(losses) on securities	(2)	2	0
Actuarial gains/(losses)	138	20	(79)
Net prior service cost	0	(2)	0
Other comprehensive income/(loss), net of tax	(512)	(555)	(29)
Comprehensive income/(loss)	350	1,702	528
Comprehensive income/(loss) attributable to noncontrolling interests	471	186	775
Comprehensive income/(loss) attributable to shareholders	(121)	1,516	(247)
Bank parent company and other subsidiaries
Comprehensive income (CHF million)
Net income	1,776	(762)	1,485
Gains/(losses) on cash flow hedges	2	7	(32)
Foreign currency translation	(1,567)	(658)	(343)
Unrealized gains/(losses) on securities	(16)	(45)	(3)
Actuarial gains/(losses)	(181)	38	221
Net prior service cost	0	1	(1)
Other comprehensive income/(loss), net of tax	(1,762)	(657)	(158)
Comprehensive income/(loss)	14	(1,419)	1,327
Comprehensive income/(loss) attributable to noncontrolling interests	353	(997)	165
Comprehensive income/(loss) attributable to shareholders	(339)	(422)	1,162
Bank
Comprehensive income (CHF million)
Net income	2,638	1,495	2,042
Gains/(losses) on cash flow hedges	2	7	(32)
Foreign currency translation	(2,215)	(1,233)	(293)
Unrealized gains/(losses) on securities	(18)	(43)	(3)
Actuarial gains/(losses)	(43)	58	142
Net prior service cost	0	(1)	(1)
Other comprehensive income/(loss), net of tax	(2,274)	(1,212)	(187)
Comprehensive income/(loss)	364	283	1,855
Comprehensive income/(loss) attributable to noncontrolling interests	824	(811)	940
Comprehensive income/(loss) attributable to shareholders	(460)	1,094	915
Group parent company
Comprehensive income (CHF million)
Net income	2,326	1,349	1,953
Gains/(losses) on cash flow hedges	16	30	(1)
Foreign currency translation	0	1	1
Unrealized gains/(losses) on securities	0	0	0
Actuarial gains/(losses)	0	0	0
Net prior service cost	0	0	0
Other comprehensive income/(loss), net of tax	16	31	0
Comprehensive income/(loss)	2,342	1,380	1,953
Comprehensive income/(loss) attributable to noncontrolling interests	0	0	0
Comprehensive income/(loss) attributable to shareholders	2,342	1,380	1,953
Other Group subsidiaries
Comprehensive income (CHF million)
Net income	(1,999)	(1,159)	(1,205)
Gains/(losses) on cash flow hedges	0	0	0
Foreign currency translation	1,194	118	29
Unrealized gains/(losses) on securities	(14)	28	(15)
Actuarial gains/(losses)	1,087	(108)	(757)
Net prior service cost	(95)	249	396
Other comprehensive income/(loss), net of tax	2,172	287	(347)
Comprehensive income/(loss)	173	(872)	(1,552)
Comprehensive income/(loss) attributable to noncontrolling interests	(299)	1,022	(58)
Comprehensive income/(loss) attributable to shareholders	472	(1,894)	(1,494)